Nationwide Life Insurance Company: • Nationwide Variable Account - 6

Prospectus supplement dated June 14, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective June 1, 2007, this underlying mutual fund changed names as indicated below:

OLD NAME	NEW NAME
Evergreen Variable Annuity Funds - Evergreen VA Strategic Income Fund: Class 1	Evergreen Variable Annuity Funds - Evergreen VA Diversified Income Builder Fund: Class 1 Shares

Effective June 1, 2007, the investment objective of the fund is also been amended as follows:

Evergreen Variable Annuity Trust - Evergreen VA Diversified Income Builder Fund: Class 1 Shares
Investment Adviser:	Evergreen Investment Management Company, LLC
Sub-adviser:	Evergreen International Advisors
Investment Objective:	High current income from investments in income-producing securities.

        PRO-3464-6